Intangible assets	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Intangible assets
12 Intangible assets

	2024			2023
	Goodwill	Other intangibles	Total	Goodwill	Other intangibles	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	1,389	221	1,610	1,197	172	1,369
Additions	–	101	101	–	51	51
Acquisition of subsidiaries and operations 1	–	–	–	192	–	192
Amortisation for the year	–	(107)	(107)	–	(94)	(94)
Impairments for the year 2	(50)	(7)	(57)	–	(2)	(2)
Disposals	–	(12)	(12)	–	(15)	(15)
Divestment of subsidiaries and operations 3	–	(45)	(45)	–	–	–
Transfers and other movements	2	226	228	–	109	109

At the end of the financial year	1,341	377	1,718	1,389	221	1,610

– Cost	1,391	1,798	3,189	1,389	1,529	2,918
– Accumulated amortisation and impairments	(50)	(1,421)	(1,471)	–	(1,308)	(1,308)

1	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.

2	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.

3	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024. Refer to note 3 ‘Exceptional items’ for more information.
Recognition and measurement
Goodwill
Where the fair value of the consideration paid for a business acquisition exceeds the fair value of the identifiable assets, liabilities and contingent liabilities acquired, the difference is treated as goodwill. Goodwill is not amortised and is measured at cost less any impairment losses.
Other intangibles
The Group capitalises amounts paid for the acquisition of identifiable intangible assets, such as software, licences and initial payments for the acquisition of mineral lease assets, where it is considered that they will contribute to future periods through revenue generation or reductions in cost. These assets, classified as finite life intangible assets, are carried in the balance sheet at the fair value of consideration paid (cost) less accumulated amortisation and impairment charges. Intangible assets with finite useful lives are amortised on a straight-line basis over their useful lives. The estimated useful lives are generally no greater than eight years.
Initial payments for the acquisition of intangible mineral lease assets are capitalised and amortised over the term of the permit. A regular review is undertaken of each area of interest to determine the appropriateness of continuing to carry forward costs in relation to that area. Capitalised costs are only carried forward to the extent that they are expected to be recovered through the successful exploitation of the area of interest or alternatively by its sale. To the extent that capitalised expenditure is no longer expected to be recovered, it is charged to the income statement.
Assets classified as held for sale are measured at the lower of their carrying amount and fair value less cost to sell and therefore not amortised.